Portfolio of Investments
CTIVP® – Loomis Sayles Growth Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 17.1%
Entertainment 3.1%
Walt Disney Co. (The)(a)	440,869	74,581,809
Interactive Media & Services 14.0%
Alphabet, Inc., Class A(a)	33,869	90,549,449
Alphabet, Inc., Class C(a)	33,962	90,519,258
Facebook, Inc., Class A(a)	443,597	150,552,386
Total		331,621,093
Total Communication Services		406,202,902
Consumer Discretionary 14.1%
Hotels, Restaurants & Leisure 4.4%
Starbucks Corp.	522,523	57,639,512
Yum China Holdings, Inc.	306,046	17,784,333
Yum! Brands, Inc.	241,122	29,491,632
Total		104,915,477
Internet & Direct Marketing Retail 9.7%
Alibaba Group Holding Ltd., ADR(a)	493,438	73,053,496
Amazon.com, Inc.(a)	47,885	157,304,140
Total		230,357,636
Total Consumer Discretionary		335,273,113
Consumer Staples 4.1%
Beverages 2.9%
Monster Beverage Corp.(a)	784,138	69,654,979
Household Products 1.2%
Colgate-Palmolive Co.	358,923	27,127,400
Total Consumer Staples		96,782,379
Energy 1.4%
Energy Equipment & Services 1.4%
Schlumberger NV	1,129,866	33,489,228
Total Energy		33,489,228
Financials 2.8%
Capital Markets 2.8%
Factset Research Systems, Inc.	91,613	36,166,980
SEI Investments Co.	517,274	30,674,348
Total		66,841,328
Total Financials		66,841,328
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.7%
Biotechnology 5.1%
Regeneron Pharmaceuticals, Inc.(a)	107,024	64,768,784
Vertex Pharmaceuticals, Inc.(a)	313,048	56,783,777
Total		121,552,561
Health Care Equipment & Supplies 1.5%
Intuitive Surgical, Inc.(a)	35,022	34,817,121
Health Care Technology 0.8%
Cerner Corp.	272,530	19,218,816
Life Sciences Tools & Services 2.2%
Illumina, Inc.(a)	132,400	53,702,764
Pharmaceuticals 6.1%
Novartis AG, ADR	759,347	62,099,398
Novo Nordisk A/S, ADR	259,322	24,897,505
Roche Holding AG, ADR	1,259,060	57,306,116
Total		144,303,019
Total Health Care		373,594,281
Industrials 8.8%
Aerospace & Defense 4.0%
Boeing Co. (The)(a)	433,337	95,308,140
Air Freight & Logistics 2.1%
Expeditors International of Washington, Inc.	410,695	48,926,095
Machinery 2.7%
Deere & Co.	190,988	63,994,349
Total Industrials		208,228,584
Information Technology 34.9%
Communications Equipment 1.7%
Cisco Systems, Inc.	761,116	41,427,544
IT Services 6.0%
Automatic Data Processing, Inc.	82,293	16,452,016
Visa, Inc., Class A	562,713	125,344,321
Total		141,796,337
CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – Loomis Sayles Growth Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 8.5%
NVIDIA Corp.	760,285	157,500,640
QUALCOMM, Inc.	338,563	43,667,856
Total		201,168,496
Software 18.7%
Autodesk, Inc.(a)	352,769	100,599,136
Microsoft Corp.	376,301	106,086,778
Oracle Corp.	1,213,675	105,747,503
Salesforce.com, Inc.(a)	362,368	98,281,449
Workday, Inc., Class A(a)	133,109	33,262,608
Total		443,977,474
Total Information Technology		828,369,851
Total Common Stocks (Cost $1,134,587,522)		2,348,781,666

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	27,266,206	27,263,480
Total Money Market Funds (Cost $27,263,480)		27,263,480
Total Investments in Securities (Cost: $1,161,851,002)		2,376,045,146
Other Assets & Liabilities, Net		(1,688,787)
Net Assets		2,374,356,359

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	16,948,187	249,887,983	(239,572,690)	—	27,263,480	—	10,538	27,266,206
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2021

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